Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2015
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
			Useful life
	2015	2014	(Years)

Trade Names/Trademarks	$39,781	$24,874	Indefinite
Website	49,512	44,512	2

	89,293	69,386
Less: accumulated amortization	(45,137)	(29,509)

	$44,156	$39,877